Consolidated Statements of Earnings - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues (for related party activity, see note 19)		$ 8,668	$ 8,831	$ 6,260
Cost of revenues (for related party activity, see note 19)		5,794	5,895	4,071
Gross profit		2,874	2,936	2,189
Selling, general, and administrative expenses (for related party activity, see note19)		1,442	1,707	1,102
Operating income		1,432	1,229	1,087
Other income (expense):
Interest income		22	20	16
Interest expense		(359)	(403)	(199)
Other income (expense), net		(119)	(9)	121
Total other income (expense)		(456)	(392)	(62)
Earnings from continuing operations before income taxes and equity method investment earnings		976	837	1,025
Provision (benefit) for income taxes		(321)	291	375
Equity method investment earnings		(3)	0	0
Earnings from continuing operations, net of tax		1,294	546	650
Earnings (loss) from discontinued operations, net of tax		0	1	(7)
Net earnings		1,294	547	643
Net earnings attributable to noncontrolling interest		(33)	(22)	(19)
Net earnings attributable to FIS common stockholders		$ 1,261	$ 525	$ 624
Net earnings per share — basic from continuing operations attributable to FIS common stockholders (in dollars per share)		$ 3.82	$ 1.61	$ 2.21
Net earnings (loss) per share — basic from discontinued operations attributable to FIS common stockholders (in dollars per share)		0.00	0.00	(0.03)
Net earnings per share — basic attributable to FIS common stockholders (in dollars per share)	[1]	$ 3.82	$ 1.61	$ 2.19
Weighted average shares outstanding — basic (in shares)		330	326	285
Net earnings per share — diluted from continuing operations attributable to FIS common stockholders (in dollars per share)		$ 3.75	$ 1.59	$ 2.18
Net earnings (loss) per share — diluted from discontinued operations attributable to FIS common stockholders (in dollars per share)		0.00	0.00	(0.03)
Net earnings per share — diluted attributable to FIS common stockholders (in dollars per share)	[1]	$ 3.75	$ 1.59	$ 2.16
Weighted average shares outstanding — diluted (in shares)		336	330	289
Amounts attributable to FIS common stockholders:
Earnings from continuing operations, net of tax		$ 1,261	$ 524	$ 631
Earnings (loss) from discontinued operations, net of tax		0	1	(7)
Net earnings attributable to FIS common stockholders		$ 1,261	$ 525	$ 624

[1]	Amounts may not sum due to rounding.